FAIR VALUE OF FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 2,067	$ 3,240
Transfers into Level 3 of fair value hierarchy, assets	460
Cash flow hedges | Financial assets at fair value through other comprehensive income, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	547	293	$ (104)
Derivative financial liabilities	645
Derivative financial assets		101
Net investment hedges | Financial assets at fair value through other comprehensive income, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	229	(2)	(12)
Derivative financial liabilities	(5)
Derivative financial assets		31
Settlements, fair value measurement, assets	$ (178)
Settlements, fair value measurement, liabilities		$ 19	$ 83